Remuneration of key management personnel (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee
Disclosure of transactions between related parties [line items]
Fixed remuneration	$ 5,889	$ 5,894	$ 5,404
Variable remuneration	4,898	4,492	5,199
Contributions to pension plans and insurance policies	321	299	315
Share-based compensation	3,939	7,402	5,937
Termination benefits	281	262	316
Other remuneration	19	18	16
Total	$ 15,347	$ 18,367	$ 17,187
Key management personnel
Disclosure of transactions between related parties [line items]
Number of key management personnel | employee	14	14	14
Loans and advances granted	$ 0	$ 0	$ 0